Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Convertible Preferred Stock

7. Convertible Preferred Stock

The Company had issued Series A convertible preferred stock (the “Series A Preferred Stock”) and Series B convertible preferred stock (the “Series B Preferred Stock”). Collectively the Series A Preferred Stock and the Series B Preferred Stock are referred to as the Preferred Stock.

In July 2020, the Company issued and sold 17,500,000 shares of Series A Preferred Stock at a price of $1.00 per share, for gross proceeds of $17.5 million.

In August 2020, the Company issued and sold 41,159,724 shares of Series B Preferred Stock at a price of $2.81 per share for gross proceeds of $115.7 million.

Upon the closing of the IPO in September 2020, the Company’s Preferred Stock automatically converted into 28,086,375 shares of common stock.

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8. Redeemable convertible preferred stock

Series A preferred stock

On November 29, 2018, the Company entered into the Series A Preferred Stock Purchase Agreement with its initial investors committing to purchase an aggregate of $50.0 million in shares of Series A Preferred Stock. At the initial closing, 12,500,000 shares of Series A Preferred Stock were issued by the Company at a purchase price of $1.00 per share, for gross cash proceeds of $7.5 million. Of the 12,500,000 shares issued, 5,000,000 shares were issued upon conversion of the then outstanding SAFEs, which had a fair value of $5.0 million (See Note 7). In April 2019, the Company issued an additional 20,000,000 shares of Series A Preferred Stock under the terms of the Series A Preferred Stock Purchase Agreement at a purchase price of $1.00 per share for total gross proceeds of $20.0 million. Issuance costs associated with each closing of the Series A Preferred Stock financing were $0.1 million. On March 18, 2020, the Company entered into a separate Series A Preferred Stock Purchase Agreement with an additional investor and issued 2,000,000 shares of Series A Preferred Stock at a purchase price $1.00 per share for gross cash proceeds of $2.0 million.

Included in the terms of the November 2018 Series A Preferred Stock Purchase Agreement were certain rights (“Tranche Rights”) granted to the investors who purchased the Series A Preferred Stock purchased in November 2018. The Tranche Rights contingently obligated the investors to purchase, and the Company to sell, up to an aggregate of 37,500,000 shares of Series A Preferred Stock at $1.00 per share upon the satisfaction of specified research and development milestones by the Company. The Tranche Rights are also exercisable at the option of the holders of the Series A Preferred Stock. The Tranche Rights were divided into separate rights and obligations to purchase 20,000,000 shares (“Tranche Right I”) and 17,500,000 shares (“Tranche Right II”) based on the achievement of specified milestones for each tranche.

The Company concluded that the Tranche Rights met the definition of a freestanding financial instrument, as the Tranche Rights were legally detachable and separately exercisable from the Series A Preferred Stock. Therefore, the Company allocated the proceeds from the November 2018 issuance between the Tranche Rights and the Series A Preferred Stock. As the Series A Preferred Stock was redeemable upon a deemed liquidation event at the election of the holder-controlled Board, and therefore outside of the control of the Company, the Tranche Rights were initially classified as a liability and were initially recorded at their fair value of $3.4 million. The Tranche Rights were then remeasured at fair value at each reporting period, with changes in fair value recorded in the statement of operations. The estimated fair value of the Tranche Rights was determined at each reporting date using a probability-weighted present value model that considers the probability of closing a tranche, the estimated future value of the Series A Preferred Stock to be issued at each closing, and the investment required at each closing. Future values were converted to present value using a discount rate appropriate for probability-adjusted cash flows.

In April 2019, Tranche Right I was settled when the Company closed on the issuance of 20,000,000 shares Series A Preferred Stock. The fair value of the Tranche Right I as of the closing date was reclassified from a liability to Series A Preferred Stock within equity.

In September 2019, the size of the Board was increased from five to six members, including three independent members, which allowed the Company to conclude that the redemption rights of the holders of the Series A Preferred Stock was within the control of the Company. As a result, the Company concluded that Tranche Right II qualified for equity classification as of that date. The preferred stock tranche obligation liability, with a fair value of $6.3 million, was reclassified into permanent equity and was no longer remeasured at fair value at each reporting period after that date.

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As of each balance sheet date, convertible preferred stock consisted of the following:

(in thousands, except share data)	As of December 31, 2018
	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common shares issuable upon conversion
Series A Preferred Stock	50,000,000	12,500,000	$9,061	$12,500	3,768,575

Total	50,000,000	12,500,000	$9,061	$12,500	3,768,575

(in thousands, except share data)	As of December 31, 2019
	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common shares issuable upon conversion
Series A Preferred Stock	50,000,000	32,500,000	$27,429	$32,500	9,798,298

Total	50,000,000	32,500,000	$27,429	$32,500	9,798,298

The Series A Preferred Stock has the followings rights and privileges:

Dividends

Holders of the Series A Preferred Stock are entitled to receive non-cumulative dividends when, as and if declared by the Board at a rate of 6% of the Original Issue Price (as defined below) per share (the “Dividend Rate”), subject to adjustment. Holders of Series A Preferred Stock will have preference to any dividends being declared or paid on common stock. The Company has not, and has no plans to, declare dividends on any class of preferred or common stock.

Liquidation

In the event of any liquidation, dissolution, or winding-up of the Company, which would include the sale of the Company, the Series A Preferred Stock is senior to common stock. The holders of the Series A Preferred Stock would be entitled to preferential payment in the amount of $1.00 per share (the “Original Issue Price”). In the event that there are additional assets to be distributed, the holders of the Series A Preferred Stock will share in the distribution along with common stockholders as if the shares of Series A Preferred Stock had converted to common stock immediately prior to the distribution. If the amounts to be distributed to the holders of the Series A Preferred Stock exceeds $2.00 per share, subject to certain adjustments, then the holders of the Series A Preferred Stock will receive the greater of $2.00 or the amount such holder would have received if all shares of Series A Preferred Stock had converted to common stock immediately prior to the distribution.

Voting

The holders of the Series A Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which the shares of Series A Preferred Stock held by each holder are then convertible.

Conversion

The holders of the Series A Preferred Stock may convert, at any time, each share of Series A Preferred Stock into shares of common stock at the Series A Conversion Price. The Series A Conversion Price is initially equal to the Original Issue Price, subject to adjustment. Upon either (a) the closing of the sale of shares of common stock to the public at a price of at least $3.00 per share (subject to adjustment) in an initial public offering with net proceeds to the Company of at least $50.0 million (“Qualified IPO”) or (b) the written consent of the holders of a majority of the outstanding shares of Series A Preferred Stock, the Series A Preferred Stock will automatically convert into common stock at the Series A Conversion Price then in effect.

In the event that a holder of Series A Preferred Stock does not purchase the shares of Series A Preferred Stock that the holder is obligated to purchase pursuant to Tranche Right II, that holder will have its outstanding shares of Series A Preferred Stock automatically converted into common stock at a conversion price of $2.00 per share, meaning that the holder would receive 50% fewer shares than would be received upon an optional or mandatory conversion as set forth in the preceding paragraph.